INCOME TAX BENEFIT (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense	The table below sets forth information related to our income tax expense:

	Six months ended June 30,		Change
(In thousands, except percentage)	2025	2024
Income tax benefit	(8,976)	(2,353)	(6,623)
Effective tax rate	4.6%	15.4%	(10.8)%